Provisions - Additional Information (Detail) £ in Millions	6 Months Ended
	Jun. 30, 2019 GBP (£) Complaints Claims	Jun. 30, 2018 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Disclosure of other provisions [line items]
Provisions	£ 551.0	£ 504.0	£ 515.0	£ 558.0
Additional provision charge	222.0	75.0
PPI [member]
Disclosure of other provisions [line items]
Provisions	248.0	301.0	246.0	356.0
Additional provision charge	£ 70.0
PPI [member] | Inbound Complaints [member]
Disclosure of other provisions [line items]
Additional inbound PPI complaints | Complaints	25,000
Future expected PPI claims | Claims	311,000
Future expected additional PPI charge	£ 6.9
Property [Member]
Disclosure of other provisions [line items]
Provisions	83.0	43.0	40.0	39.0
Additional provision charge	38.0	11.0
Transformation charge	38.0
Regulatory other provisions [member]
Disclosure of other provisions [line items]
Provisions	136.0	53.0	£ 99.0	£ 59.0
Additional provision charge	114.0	£ 54.0
Transformation charge	£ 62.0